CERTAIN TRANSACTIONS (Tables)	0 Months Ended
Dec. 31, 2013
Certain Transactions Tables [Abstract]
Pro forma financial information
Year ended December 31,
2011

(U.S. $ in millions, except earnings per share)
(Unaudited)
Net revenues	$20,443
Net income attributable to Teva	$2,681

Earnings per share:
Basic	$3.01
Diluted	$3.00